CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)		2019 Ordinary Shares Ordinary Shares		2019 Ordinary Shares	2014 Ordinary Shares Ordinary Shares	Class A and Class B Ordinary Share Ordinary Shares		Additional Paid-In Capital	Reciprocal Share holding	Retained Earnings	Treasury shares		Non-Controlling Interest	Accumulated Other Comprehensive Income	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options	[1]							$ 697,000							$ 697,000
Exercise of options (in shares)	[1]					16,727,426
Vested restricted share units	[1]							1,000							1,000
Vested restricted share units (in shares)	[1]					3,725,534
2019 Secondary Transaction	[1]	$ 72,000			$ (37,000)			5,708,000	$ 473,000	$ (884,000)					5,332,000
2019 Secondary Transaction (in shares)	[1]	25,006,298			(12,758,524)	(122,273,412)
Share-based compensation expense	[1]							15,276,000							15,276,000
Dividend to shareholders	[1]									(99,449,000)					(99,449,000)
Transaction with non- controlling interest	[1]							(1,263,000)					$ (737,000)		(2,000,000)
Net income	[1]									83,895,000			67,000		83,962,000
Balance at the end at Dec. 31, 2019	[1]	$ 72,000						136,205,000	(1,274,000)	28,263,000					163,266,000
Balance at the beginning at Dec. 31, 2018	[1]				$ 37,000			115,786,000	(1,747,000)	44,701,000			$ 670,000		159,447,000
Balance at the end (in shares) at Dec. 31, 2019	[1]	25,006,298				633,416,790
Balance at the beginning (in shares) at Dec. 31, 2018	[1]				12,758,524	735,237,242
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options	[1]							1,730,000							1,730,000
Exercise of options (in shares)	[1]					3,262,748
Vested restricted share units	[1]							1,000							1,000
Vested restricted share units (in shares)	[1]					3,586,506
Distribution of the Desktop business	[1]							(232,000)	1,274,000	(56,429,000)					(55,387,000)
Share-based compensation expense	[1]							14,547,000							14,547,000
Net income	[1]									95,289,000					95,289,000
Balance at the end at Dec. 31, 2020	[1]	$ 72,000						152,251,000		67,123,000					219,446,000
Balance at the beginning at Dec. 31, 2019	[1]	$ 72,000						136,205,000	$ (1,274,000)	28,263,000					$ 163,266,000
Balance at the end (in shares) at Dec. 31, 2020		25,006,298	[1]	25,006,298		640,266,044	[1]								640,266,044
Balance at the beginning (in shares) at Dec. 31, 2019	[1]	25,006,298				633,416,790
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization transaction (Note 2)	[1]	$ (72,000)						736,573,000							$ 669,041,000
Recapitalization transaction (Note 2) (in shares)	[1]	(25,006,298)				352,045,800					(67,460)
Shares and share options issued related to business combinations	[1]							71,164,000							71,164,000
Shares and share options issued related to business combinations (in shares)	[1]					11,457,222
Exercise of options	[1]							2,625,000							$ 2,625,000
Exercise of options (in shares)						13,301,230	[1]								13,862,118
Vested restricted share units (in shares)	[1]					1,398,508
Share-based compensation expense	[1]							79,976,000							$ 79,976,000
Other comprehensive income	[1]													$ 495,000	495,000
Net income	[1]									59,821,000					59,821,000
Balance at the end at Dec. 31, 2021	[1]							1,042,589,000		126,944,000				$ 495,000	1,102,568,000
Balance at the beginning at Dec. 31, 2020	[1]	$ 72,000						$ 152,251,000		$ 67,123,000					$ 219,446,000
Balance at the end (in shares) at Dec. 31, 2021						1,018,468,804	[1]				(67,460)	[1]			1,018,468,804
Balance at the beginning (in shares) at Dec. 31, 2020		25,006,298	[1]	25,006,298		640,266,044	[1]								640,266,044

[1]	Retrospectively adjusted for the Recapitalization as described in Note 2.